PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
VAT-input deductible	¥ 667,881		¥ 837,896
Income tax refundable	15,463		15,463
Advances to employees	4,648,147		4,580,000
Prepaid marketing fee	886,630		1,783,457
Advances to suppliers	3,231,093		3,666,957
Other current assets	4,627,769		2,198,052
Total prepaid expenses and other current assets	29,433,191	$ 4,134,456	27,402,834
Beijing Shouyiren
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	1,696,285		1,696,285
Beijing Kamo
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	2,800,000		2,800,000
Beijing Huimei
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Amount due from	¥ 10,859,923		¥ 9,824,724